Long-term loan - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 21, 2021 $ / shares shares	Dec. 31, 2020 USD ($)	Sep. 15, 2020
Disclosure of detailed information about borrowings [line items]
Long-term loan		$ 15,400	$ 15,118		$ 14,818
Vedanta
Disclosure of detailed information about borrowings [line items]
Long-term loan		15,400
Vedanta | Principal
Disclosure of detailed information about borrowings [line items]
Long-term loan		$ 15,000
Oxford Finance LLC | Vedanta
Disclosure of detailed information about borrowings [line items]
Final fee, percentage of original principal amount outstanding	0.07
Debt instrument, payment terms, final fee trigger amount	$ 1,100
Oxford Finance LLC | Vedanta | Principal
Disclosure of detailed information about borrowings [line items]
Long-term loan	$ 15,000
Oxford Finance LLC | Vedanta | Preferred share warrants
Disclosure of detailed information about borrowings [line items]
Number of shares issued (in shares) | shares				12,886
Exercise price (in dollars per share) | $ / shares				$ 23.28
Oxford Finance LLC | Vedanta | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.70%
Borrowings, adjustment to interest rate basis						0.17%